Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Debt [Abstract]
Long-Term Debt
The amount of long-term debt shown in the accompanying unaudited condensed consolidated balance sheet of June 30, 2024, is analyzed as follows:
		Year/Period Ended
Loan facilities	Borrowers	December 31, 2023	June 30, 2024
$11.0 Million Term Loan Facility (a)	Spetses-Pikachu	$4,600,000	$1,809,130
$15.29 Million Term Loan Facility (b)	Pocahontas-Jumaru	10,109,000	—
$40.75 Million Term Loan Facility (c)	Liono-Snoopy-Cinderella	23,055,000	14,312,613
$55.00 Million Term Loan Facility (d)	Mulan-Johnny Bravo-Songoku-Asterix-Stewie	32,040,000	12,099,000
$22.5 Million Term Loan Facility (e)	Tom-Jerry	16,800,000	15,000,000
Total long-term debt		$86,604,000	$43,220,743
Less: Deferred financing costs		(808,215)	(356,988)
Total long-term debt, net of deferred finance costs		$85,795,785	$42,863,755

Presented:
Current portion of long-term debt		$18,089,000	$24,585,788
Less: Current portion of deferred finance costs		(409,705)	(276,122)
Current portion of long-term debt, net of deferred finance costs		$17,679,295	$24,309,666

Debt related to assets held for sale		$2,415,000	$—
Less: Current portion of deferred finance costs		(8,352)	—
Debt related to assets held for sale, net of deferred finance costs		$2,406,648	$—

Non-Current portion of long-term debt		66,100,000	18,634,955
Less: Non-Current portion of deferred finance costs		(390,158)	(80,866)
Non-Current portion of long-term debt, net of deferred finance costs		$65,709,842	$18,554,089

Annual Principal Payments
The annual principal payments for the Company’s outstanding debt arrangements as of June 30, 2024, required to be made after the balance sheet date, are as follows:
Twelve-month period ending June 30,	Amount
2025	$24,585,788
2026	6,731,157
2027	11,903,798
Total long-term debt	$43,220,743